U.S. SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.	Name and address of Issuer:

Sentinel Group Funds, Inc.
One National Life Drive
Montpelier, VT 05604

2.	Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Sustainable Core Opportunities Fund

3.	Investment Company Act File Number: 811-214

Securities Act File Number: 2-10685

4.	(a)	Last day of fiscal year for which this Form is filed: 06/30/08

	(b)	[X]	Check box if this Form is being filed late (i.e.,more than 90 calendar days after the end of the issuer’s fiscal year).
	(c)	[ ]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fees:

	(i)	Aggregate Sales price of securities sold during
		the fiscal year pursuant to Section 24(f):	$306,406,170

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$33,971,051

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year
ending no earlier than October 31, 1995,
that were not previously used to reduce
		registration fees payable to the Commission:	$0

(iv)	Total available redemption credits [add Items 5(ii)
	and 5(iii)]:	$0

(v)	Net sales – if Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:	$272,435,119

(vi)	Redemption credits available for use in future
	Years – if Item 5(i) is less than Item 5(iv)	$0

(vii)	Multiplier for determining registration fee
	(see instruction C.9):	0.0000393

(viii) Registration fee due [multiply Item 5(v)
	By Item 5(vii) (enter “0” if no fee is due)]:	$10,706.70

6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that
	were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect
	before October 11, 1997, then report the amount of securities (number of shares or
	other units) deducted here:

	If there is a number of shares or other units that were registered pursuant to Rule 24e-
	2 remaining unsold at the end of the fiscal year for which this Form is filed that are
	available for us by the issuer in future fiscal years,, then state that number here:

7.	Interest due – if this Form is being filed more than 90 days
	after the end of the issuer’s fiscal year (see instruction D):	$253.73

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:	$10,960.43

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Delivery:
[X] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

\s\ Thomas P. Malone By Thomas P. Malone Vice President and Treasurer

Date: February 19, 2009

U.S. SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.	Name and address of Issuer:

Sentinel Group Funds, Inc.
One National Life Drive
Montpelier, VT 05604

2.	Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Sustainable Emerging Companies Fund

3.	Investment Company Act File Number: 811-214

Securities Act File Number: 2-10685

4.	(a)	Last day of fiscal year for which this Form is filed: 06/30/08

	(d)	[X]	Check box if this Form is being filed late (i.e.,more than 90 calendar days after the end of the issuer’s fiscal year).
	(e)	[ ]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fees:

	(i)	Aggregate Sales price of securities sold during
		the fiscal year pursuant to Section 24(f):	$49,477,857

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$46,561,402

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year
ending no earlier than October 31, 1995,
that were not previously used to reduce
		registration fees payable to the Commission:	$0

(iv)	Total available redemption credits [add Items 5(ii)
	and 5(iii)]:	$0

(v)	Net sales – if Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:	$2,916,455

(vi)	Redemption credits available for use in future
	Years – if Item 5(i) is less than Item 5(iv)	$0

(vii)	Multiplier for determining registration fee
	(see instruction C.9):	0.0000393

(viii) Registration fee due [multiply Item 5(v)
	By Item 5(vii) (enter “0” if no fee is due)]:	$114.62

6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that
	were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect
	before October 11, 1997, then report the amount of securities (number of shares or
	other units) deducted here:

	If there is a number of shares or other units that were registered pursuant to Rule 24e-
	2 remaining unsold at the end of the fiscal year for which this Form is filed that are
	available for us by the issuer in future fiscal years,, then state that number here:

7.	Interest due – if this Form is being filed more than 90 days
	after the end of the issuer’s fiscal year (see instruction D):	$2.72

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:	$117.34

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Delivery:
[X] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

\s\ Thomas P. Malone By Thomas P. Malone Vice President and Treasurer

Date: February 19, 2009